Insurance (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Other Movements In Insurance Liabilities [line items]
Other insurance liabilities	$ 105	$ 237
Increase (Decrease) of due to business growth	$ (132)	$ (88)
Ontario [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	51.20%	49.80%
Western Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	31.70%	32.50%
Atlantic Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	10.80%	10.80%
Quebec [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	6.30%	6.90%
Automobile policies [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	68.10%	65.80%
Residential [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	31.60%	33.80%